Note 1 - Nature and Continuance of Operations (Details Textual) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Profit (loss)	$ (12,229,348)	$ (2,801,946)	$ (7,372,225)
Retained earnings	(46,578,317)	(34,348,969)
Working capital	$ 81,974,204	$ 5,458,261